Fair Value Measurements - Schedule of Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2020
Assumed risk-free interest rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and nonfinancial liabilities, fair value disclosure, measurement input	0.0038
Assumed risk-free interest rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and nonfinancial liabilities, fair value disclosure, measurement input	0.0044
Assumed volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and nonfinancial liabilities, fair value disclosure, measurement input	0.6986
Assumed volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and nonfinancial liabilities, fair value disclosure, measurement input	0.7084
Expected life
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and nonfinancial liabilities, fair value disclosure, term	6 years 1 month 6 days